INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Current and Deferred Components of Income Tax

	Year ended December 31,
(in millions of Euros)	2022	2021	2020
Current tax expense	(22)	(26)	(14)
Deferred tax benefit / (expense)	127	(29)	31
Income tax benefit / (expense)	105	(55)	17

Schedule of Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdiction
The Group’s effective tax rate reconciliation is as follows:

	Year ended December 31,
(in millions of Euros)	2022	2021	2020
Income / (loss) before tax	203	317	(34)
Statutory tax rate applicable to the parent company	25.8%	28.4%	32.0%
Income tax (expense) / benefit calculated at statutory tax rate	(52)	(90)	11

Effect of foreign tax rate (A)	3	15	2
Changes in recognized and unrecognized deferred tax assets (B)	154	24	15
Other	—	(4)	(11)
Income tax benefit / (expense)	105	(55)	17
Effective income tax rate	(52)%	17%	49%
(A)For the years ended December 31, 2022, 2021 and 2020, the Effect of foreign tax rate resulted from the geographical mix of our pre-tax results.
(B)For the year ended December 31, 2022, the changes in recognized and unrecognized deferred tax assets mainly related to the recognition of previously unrecognized deferred tax assets at one of our main operating entities in the United States for €154 million (see NOTE 17 - Deferred Income Taxes). For the year ended December 31, 2021, the changes mainly related to the recognition of deferred tax assets on temporary differences at one of our main operating entities in the United States. For the year ended December 31, 2020, the changes mainly related to recognized deferred tax assets on prior-year losses carried forward at one of our main operating entities in the United States, following some clarification on U.S. interest limitation rules and the CARES Act.